Guarantor Financial Information - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements Captions [Line Items]
Services net sales	$ 154.0	$ 139.8	$ 598.6	$ 628.6	$ 638.2
Products net sales	113.3	100.3	384.9	420.9	441.9
Total net sales	267.3	240.1	983.5	1,049.5	1,080.1
Services cost of sales (exclusive of depreciation and amortization)	77.7	71.9	297.1	291.9	301.2
Products cost of sales (exclusive of depreciation and amortization)	63.0	55.0	226.2	230.9	236.3
Total cost of sales	169.4	158.5	619.0	631.5	653.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	56.7	49.0	209.8	199.2	290.5
Restructuring, impairment and other charges-net	3.8	0.6	5.4	4.4	4.8
Depreciation and amortization	10.2	9.5	43.3	41.7	40.7
Income from operations	27.2	22.5	106.0	172.7	90.8
Interest expense (income)-net	11.1	0.3	11.7	1.1	1.5
Investment and other income-net			0.0	(0.1)	(3.1)
Earnings (loss) before income taxes and equity in net income of subsidiaries	16.1	22.2	94.3	171.7	92.4
Income tax (benefit) expense	6.8	8.8	35.2	67.4	35.0
Earnings (loss) before equity in net income of subsidiaries	9.3	13.4	59.1	104.3	57.4
Equity in net income of subsidiaries	0.0	0.0	0.0	0.0	0.0
Net earnings	9.3	13.4	59.1	104.3	57.4
Comprehensive income (loss)	9.8	16.2	66.1	124.3	(115.4)
Eliminations
Condensed Income Statements Captions [Line Items]
Services net sales	(1.6)	(1.3)	(7.7)	(8.2)	(7.7)
Products net sales	(1.3)	(0.9)	(4.3)	(5.4)	(5.1)
Total net sales	(2.9)	(2.2)	(12.0)	(13.6)	(12.8)
Services cost of sales (exclusive of depreciation and amortization)	(1.5)	(1.2)	(7.1)	(7.2)	(6.9)
Products cost of sales (exclusive of depreciation and amortization)	(1.4)	(1.0)	(4.9)	(6.4)	(5.9)
Total cost of sales	(2.9)	(2.2)	(12.0)	(13.6)	(12.8)
Selling, general and administrative expenses (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Restructuring, impairment and other charges-net	0.0	0.0	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0	0.0	0.0
Income from operations	0.0	0.0	0.0	0.0	0.0
Interest expense (income)-net	0.0	0.0	0.0	0.0	0.0
Investment and other income-net				0.0	0.0
Earnings (loss) before income taxes and equity in net income of subsidiaries	0.0	0.0	0.0	0.0	0.0
Income tax (benefit) expense	0.0	0.0	0.0	0.0	0.0
Earnings (loss) before equity in net income of subsidiaries	0.0	0.0	0.0	0.0	0.0
Equity in net income of subsidiaries	(16.0)	(15.2)	(75.0)	(116.2)	(71.0)
Net earnings	(16.0)	(15.2)	(75.0)	(116.2)	(71.0)
Comprehensive income (loss)	(16.6)	(21.0)	(82.1)	(128.7)	104.7
Parent
Condensed Income Statements Captions [Line Items]
Services net sales	0.0	0.0	0.0	0.0	0.0
Products net sales	0.0	0.0	0.0	0.0	0.0
Total net sales	0.0	0.0	0.0	0.0	0.0
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Total cost of sales	0.0	0.0	0.0	0.0	0.0
Selling, general and administrative expenses (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Restructuring, impairment and other charges-net	0.0	0.0	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0	0.0	0.0
Income from operations	0.0	0.0	0.0	0.0	0.0
Interest expense (income)-net	11.3	0.0	11.7	0.0	0.0
Investment and other income-net				0.0	0.0
Earnings (loss) before income taxes and equity in net income of subsidiaries	(11.3)	0.0	(11.7)	0.0	0.0
Income tax (benefit) expense	(4.7)	0.0	(4.3)	0.0	0.0
Earnings (loss) before equity in net income of subsidiaries	(6.6)	0.0	(7.4)	0.0	0.0
Equity in net income of subsidiaries	15.9	13.4	66.5	104.3	57.4
Net earnings	9.3	13.4	59.1	104.3	57.4
Comprehensive income (loss)	9.8	16.2	66.1	124.3	(115.4)
Guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services net sales	128.6	117.2	502.2	530.2	529.7
Products net sales	104.3	92.4	350.4	381.8	396.3
Total net sales	232.9	209.6	852.6	912.0	926.0
Services cost of sales (exclusive of depreciation and amortization)	61.3	58.2	236.0	230.7	237.3
Products cost of sales (exclusive of depreciation and amortization)	57.0	49.8	207.0	208.8	208.8
Total cost of sales	146.4	139.0	535.9	545.8	559.3
Selling, general and administrative expenses (exclusive of depreciation and amortization)	47.6	42.1	176.8	168.1	254.7
Restructuring, impairment and other charges-net	3.1	0.6	4.8	3.5	2.5
Depreciation and amortization	8.8	8.4	38.6	37.3	36.1
Income from operations	27.0	19.5	96.5	157.3	73.4
Interest expense (income)-net	(0.2)	0.3	0.0	1.1	1.5
Investment and other income-net				0.0	(3.0)
Earnings (loss) before income taxes and equity in net income of subsidiaries	27.2	19.2	96.5	156.2	74.9
Income tax (benefit) expense	11.4	7.6	38.5	63.8	31.1
Earnings (loss) before equity in net income of subsidiaries	15.8	11.6	58.0	92.4	43.8
Equity in net income of subsidiaries	0.1	1.8	8.5	11.9	13.6
Net earnings	15.9	13.4	66.5	104.3	57.4
Comprehensive income (loss)	16.4	16.2	73.5	124.3	(115.4)
Non-guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services net sales	27.0	23.9	104.1	106.6	116.2
Products net sales	10.3	8.8	38.8	44.5	50.7
Total net sales	37.3	32.7	142.9	151.1	166.9
Services cost of sales (exclusive of depreciation and amortization)	17.9	14.9	68.2	68.4	70.8
Products cost of sales (exclusive of depreciation and amortization)	7.4	6.2	24.1	28.5	33.4
Total cost of sales	25.9	21.7	95.1	99.3	106.8
Selling, general and administrative expenses (exclusive of depreciation and amortization)	9.1	6.9	33.0	31.1	35.8
Restructuring, impairment and other charges-net	0.7	0.0	0.6	0.9	2.3
Depreciation and amortization	1.4	1.1	4.7	4.4	4.6
Income from operations	0.2	3.0	9.5	15.4	17.4
Interest expense (income)-net	0.0	0.0	0.0	0.0	0.0
Investment and other income-net				(0.1)	(0.1)
Earnings (loss) before income taxes and equity in net income of subsidiaries	0.2	3.0	9.5	15.5	17.5
Income tax (benefit) expense	0.1	1.2	1.0	3.6	3.9
Earnings (loss) before equity in net income of subsidiaries	0.1	1.8	8.5	11.9	13.6
Equity in net income of subsidiaries	0.0	0.0	0.0	0.0	0.0
Net earnings	0.1	1.8	8.5	11.9	13.6
Comprehensive income (loss)	0.2	4.8	8.6	4.4	10.7
R.R. Donnelley Affiliates
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	9.9	11.2	37.8	40.4	39.3
Products cost of sales (exclusive of depreciation and amortization)	18.8	20.4	57.9	68.3	76.5
R.R. Donnelley Affiliates | Eliminations
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
R.R. Donnelley Affiliates | Parent
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
Products cost of sales (exclusive of depreciation and amortization)	0.0	0.0	0.0	0.0	0.0
R.R. Donnelley Affiliates | Guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	9.4	10.6	35.6	38.1	36.9
Products cost of sales (exclusive of depreciation and amortization)	18.7	20.4	57.3	68.2	76.3
R.R. Donnelley Affiliates | Non-guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Services cost of sales (exclusive of depreciation and amortization)	0.5	0.6	2.2	2.3	2.4
Products cost of sales (exclusive of depreciation and amortization)	$ 0.1	$ 0.0	$ 0.6	$ 0.1	$ 0.2